Aged Loans Receivable historical write-offs (Details Textual)	Jun. 30, 2012 Delinquent 0 To 30 Days [Member]	Dec. 31, 2011 Delinquent 0 To 30 Days [Member]	Jun. 30, 2012 Delinquent 31 To 60 Days [Member]	Dec. 31, 2011 Delinquent 31 To 60 Days [Member]	Jun. 30, 2012 Delinquent 61 To 90 Days [Member]	Dec. 31, 2011 Delinquent 61 To 90 Days [Member]	Jun. 30, 2012 Delinquent 91 To 120 Days [Member]	Dec. 31, 2011 Delinquent 91 To 120 Days [Member]	Jun. 30, 2012 Delinquent121 To180 Days [Member]	Dec. 30, 2011 Delinquent121 To180 Days [Member]
Percentage Of Historical Written Off	42.00%	42.00%	66.00%	66.00%	83.00%	82.00%	87.00%	88.00%	90.00%	90.00%